SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
SEGMENT REPORTING

3.    SEGMENT REPORTING

The Group determines operating segments based on performance reports which are reviewed by the Board and key personnel of Senior Management and updated upon changes.

The Group´s clients receive the following services:

●	Personal and Business Banking Segment:
-	Small companies, individuals and companies that record annual sales of up to 100,000
-	"Small and Medium Size Companies", companies that record annual sales of over 100,000 up to 700,000
●	Corporate Baking Segment:
-	Megras that record annual sales over 700,000 up to 2,500,000
-	Big Companies. Grandes companies that record annual sales of over 2,500,000

The Group considers the business for the type of products and services offered, identifying the following operating segments:

a-    Personal and Business Banking– Includes a wide range of financial products and services targeted to small companies, included in Entrepreneurs & SMSs, and high income people identified with so-called  Identité proposal. Likewise, the Bank offers services and products targeted to retirees and pensioners.

b-    Corporate Banking – Includes advisory services at a corporate and financial level, as well as the administration of assets and loans targeted to corporate clients.

c-    Bank Treasury – This segment is in charge of the assignment of liquidity of the Entity in accordance with the different commercial areas´ needs and its own needs, Treasury implements financial risk administration policies of the Bank, administers trading desk operations, distributes financial products, such as negotiable securities and develops business with the financial sector clients and whole sale non-financial sector clients.

d-    Consumer Finance– Includes loans and other credit products targeted to middle and low-middle income sectors and non-financial products and services.

e-    Insurance: Includes insurance products, with a focus on life insurance, to targeted customers segments

f-    Asset Management and Other Services – Includes MFs administered by the Group.  Includes also assets, liabilities and results of InvertirOnline.Com Argentina S.A.U. (renamed as “Portal Integral de Inversiones S.A.U.” with registration pending)  and InvertirOnline S.A.U ., IOL Holding S.A.,  Supervielle Asset Management S.A., Easy Cambio S.A. and Bolsillo Digital S.A.U.

Operating results of the different operating segments of the Group are reviewed individually with the purpose of taking decisions over the allocation of resources and the performance analysis of each segment. The performance of such segments will be evaluated based on operating income and is measured consistently with operating income/(expenses) of the consolidated income statement.

When a transaction is carried out between operating segments, they are taken in an independent and equitable manner, as in cases of transactions with third parties. Later, income, expenses and results from transfers between operating segments are removed from the consolidation.

The Group does not present information by geographical segments because there are no operating segments in economic environments with risks and rewards that are significantly different.

The following chart includes information by segment measured in accordance with IAS 29, as of December 31, 2021, 2020 and 2019:

	Personal and					Asset
	Business	Corporate	Bank	Consumer		Management and		Total as of
Asset by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2021
Cash and due from banks	12,111,141	552,152	18,723,092	732,108	4,220	262,026	189,378	32,574,118
Debt securities at fair value through profit or loss	—	—	18,941,469	813,930	—	2,286	—	19,757,685
Loans and other financing	76,316,258	62,161,494	10,363,027	11,202,166	864,345	101,688	(5,534,649)	155,474,329
Other Assets	6,609,578	3,447,294	139,986,345	5,140,206	2,329,922	1,459,417	23,624,149	182,596,910
Total Assets	95,036,977	66,160,940	188,013,933	17,888,410	3,198,487	1,825,418	18,278,878	390,403,042

	Personal and					Asset
	Businesses	Corporate	Bank	Consumer		Management and		Total as of
Liabilities by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2021
Deposits	138,678,878	31,073,403	112,516,984	6,723,096	—	75,774	(610,038)	288,458,097
Financing received from the Argentine Central Bank and others	15,347	—	5,861,421	5,305,541	—	—	(4,929,761)	6,252,548
Debt Securities	13,495	8,362	1,037,383	—	—	—	—	1,059,240
Other liabilities	14,219,359	4,307,042	10,638,967	3,694,276	1,592,391	715,184	7,915,522	43,082,741
Total Liabilities	152,927,079	35,388,807	130,054,755	15,722,913	1,592,391	790,958	2,375,723	338,852,626

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2021
Interests income	30,721,711	19,451,739	46,924,159	7,928,285	1,422	7,693	(1,603,128)	103,431,881
Interest Expense	(16,236,285)	(3,039,368)	(39,008,895)	(3,834,126)	—	—	1,619,166	(60,499,508)
Distribution of results by the Treasury	5,134,215	(9,175,505)	4,041,290	—	—	—	—	—
Net interest income	19,619,641	7,236,866	11,956,554	4,094,159	1,422	7,693	16,038	42,932,373
Net income from financial instruments at fair value through profit or loss	—	—	7,376,856	366,368	574,589	427,096	144,561	8,889,470
Result from derecognition of assets measured at amortized cost	—	—	277,820	—	—	—	(23,633)	254,187
Exchange rate differences on gold and foreign currency	316,615	86,572	401,700	14,352	652	81,431	91,061	992,383
NIFFI And Exchange Rate Differences	316,615	86,572	8,056,376	380,720	575,241	508,527	211,989	10,136,040
Net Financial Income	19,936,256	7,323,438	20,012,930	4,474,879	576,663	516,220	228,027	53,068,413
Services Fee Income	10,529,003	1,038,430	61,657	2,697,736	—	2,682,645	(344,207)	16,665,264
Services Fee Expenses	(3,445,017)	(340,273)	(170,136)	(1,146,806)	—	(138,542)	160,293	(5,080,481)
Income from insurance activities	—	—	—	—	1,975,918	—	295,328	2,271,246
Net Service Fee Income	7,083,986	698,157	(108,479)	1,550,930	1,975,918	2,544,103	111,414	13,856,029
Subtotal	27,020,242	8,021,595	19,904,451	6,025,809	2,552,581	3,060,323	339,441	66,924,442
Result from exposure to changes in the purchasing power of money	2,976,943	(1,855,811)	(6,432,872)	(699,373)	(715,673)	(452,468)	(628,500)	(7,807,754)
Other operating income	1,305,619	1,359,942	2,071,719	775,585	15,017	81,157	(232,165)	5,376,874
Loan loss provisions	(4,148,328)	(825,754)	(31,623)	(3,924,216)	—	—	—	(8,929,921)
Net operating income	27,154,476	6,699,972	15,511,675	2,177,805	1,851,925	2,689,012	(521,224)	55,563,641
Personnel expenses	(18,226,223)	(1,918,281)	(1,102,323)	(2,620,530)	(566,147)	(1,121,407)	(36,411)	(25,591,322)
Administrative expenses	(11,074,869)	(801,687)	(781,006)	(1,759,189)	(492,030)	(641,695)	194,897	(15,355,579)
Depreciations and impairment of non-financial assets	(3,309,350)	(314,266)	(210,822)	(204,548)	(47,676)	(44,729)	(93,751)	(4,225,142)
Other operating expenses	(5,224,801)	(2,152,583)	(3,135,246)	(1,072,784)	(16,323)	(206,239)	(40,073)	(11,848,049)
Operating income	(10,680,767)	1,513,155	10,282,278	(3,479,246)	729,749	674,942	(496,562)	(1,456,451)
Income from associates and joint ventures	—	—	—	5,413	—	—	(5,413)	—
Result before taxes	(10,680,767)	1,513,155	10,282,278	(3,473,833)	729,749	674,942	(501,975)	(1,456,451)
Income tax	3,721,031	(507,821)	(3,330,940)	337,291	(189,840)	(246,575)	(63,053)	(279,907)
Net (loss) / income	(6,959,736)	1,005,334	6,951,338	(3,136,542)	539,909	428,367	(565,028)	(1,736,358)
Net (loss) / income for the year attributable to owners of the parent company	(6,959,736)	1,005,334	6,951,338	(3,136,542)	539,909	428,367	(563,211)	(1,734,541)
Net (loss) / income for the year attributable to non-controlling interest	—	—	—	—	—	—	(1,817)	(1,817)
Other comprehensive (loss)/income	(23,227)	(14,390)	(28,970)	—	(1,170)	405	13,627	(53,725)
Other comprehensive (loss) / income attributable to owners of the parent company	(23,227)	(14,390)	(28,970)	—	(1,170)	405	13,695	(53,657)
Other comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	(68)	(68)
Comprehensive (loss) / income for the year	(6,982,963)	990,944	6,922,368	(3,136,542)	538,739	428,772	(551,401)	(1,790,083)
Comprehensive (loss) / income attributable to owners of the parent company	(6,982,963)	990,944	6,922,368	(3,136,542)	538,739	428,772	(549,516)	(1,788,198)
Comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	(1,885)	(1,885)

	Personal and					Asset
	Business	Corporate	Bank	Consumer		Management and		Total as of
Asset by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2020
Cash and due from banks	18,634,794	805,222	35,152,584	359,769	3,284	603,608	(201,614)	55,357,647
Debt securities at fair value through profit or loss	—	—	13,323,941	1,561,998	—	14,873	—	14,900,812
Loans and other financing	79,205,935	63,757,797	8,789,617	10,276,852	893,676	74,570	(3,913,231)	159,085,216
Other Assets	12,934,602	12,565,089	88,814,199	4,624,686	1,894,061	1,630,467	24,386,483	146,849,587
Total Assets	110,775,331	77,128,108	146,080,341	16,823,305	2,791,021	2,323,518	20,271,638	376,193,262

	Personal and					Asset
	Businesses	Corporate	Bank	Consumer		Management and		Total as of
Liabilities by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2020
Deposits	141,634,666	24,429,606	98,410,147	5,376,156	—	—	(206,034)	269,644,541
Financing received from the Argentine Central Bank and others	22,658	—	8,746,733	3,818,298	—	72,707	(3,826,851)	8,833,545
Unsubordinated Debt Securities	36,069	19,001	6,324,852	—	—	—	—	6,379,922
Other liabilities	11,292,436	3,129,826	8,844,375	3,043,081	1,293,766	874,338	9,002,222	37,480,044
Total Liabilities	152,985,829	27,578,433	122,326,107	12,237,535	1,293,766	947,045	4,969,337	322,338,052

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2020
Interests income	33,256,362	19,594,058	38,627,482	6,691,339	—	64,008	(574,193)	97,659,056
Interest Expense	(12,349,918)	(1,620,671)	(27,765,866)	(2,063,911)	—	(40,131)	703,811	(43,136,686)
Distribution of results by the Treasury	5,146,536	(9,645,110)	4,498,574	—	—	—	—	—
Net interest income	26,052,980	8,328,277	15,360,190	4,627,428	—	23,877	129,618	54,522,370
Net income from financial instruments at fair value through profit or loss	—	—	3,494,371	216,548	533,598	245,605	514,472	5,004,594
Result from derecognition of assets measured at amortized cost	—	—	1,039,675	—	—	—	(47,960)	991,715
Exchange rate differences on gold and foreign currency	572,485	79,403	638,877	57,012	(148)	110,427	148,786	1,606,842
NIFFI And Exchange Rate Differences	572,485	79,403	5,172,923	273,560	533,450	356,032	615,298	7,603,151
Net Financial Income	26,625,465	8,407,680	20,533,113	4,900,988	533,450	379,909	744,916	62,125,521
Services Fee Income	11,266,898	1,014,753	90,013	3,219,890	—	2,391,374	(633,962)	17,348,966
Services Fee Expenses	(3,703,205)	(290,357)	(90,201)	(1,150,648)	—	(76,609)	(44,795)	(5,355,815)
Income from insurance activities	—	—	—	—	2,194,999	—	327,922	2,522,921
Net Service Fee Income	7,563,693	724,396	(188)	2,069,242	2,194,999	2,314,765	(350,835)	14,516,072
Subtotal	34,189,158	9,132,076	20,532,925	6,970,230	2,728,449	2,694,674	394,081	76,641,593
Result from exposure to changes in the purchasing power of money	2,195,686	(1,368,778)	(4,784,349)	(1,339,055)	(575,186)	(382,395)	(221,814)	(6,475,891)
Other operating income	2,311,686	2,292,266	382,302	550,223	15,846	352,757	(200,315)	5,704,765
Loan loss provisions	(6,589,233)	(5,086,914)	(6,184)	(1,338,846)	—	17,465	—	(13,003,712)
Net operating income	32,107,297	4,968,650	16,124,694	4,842,552	2,169,109	2,682,501	(28,048)	62,866,755
Personnel expenses	(20,052,116)	(1,918,590)	(1,404,672)	(2,586,850)	(479,706)	(816,295)	(178,229)	(27,436,458)
Administrative expenses	(11,216,677)	(768,177)	(697,888)	(2,208,374)	(398,616)	(691,553)	406,287	(15,574,998)
Depreciations and impairment of non-financial assets	(2,904,662)	(217,591)	(163,769)	(205,013)	(31,337)	(15,844)	(94,991)	(3,633,207)
Other operating expenses	(5,788,017)	(1,895,039)	(1,111,785)	(909,295)	(2,756)	(156,779)	(60,408)	(9,924,079)
Operating income	(7,854,175)	169,253	12,746,580	(1,066,980)	1,256,694	1,002,030	44,611	6,298,013
Income from associates and joint ventures	—	—	—	9,745	—	—	(9,745)	—
Result before taxes	(7,854,175)	169,253	12,746,580	(1,057,235)	1,256,694	1,002,030	34,866	6,298,013
Income tax	2,083,863	113,695	(3,350,870)	185,486	(444,558)	(396,703)	795,200	(1,013,887)
Net (loss) / income	(5,770,312)	282,948	9,395,710	(871,749)	812,136	605,327	830,066	5,284,126
Net (loss) / income for the year attributable to owners of the parent company	(5,770,312)	282,948	9,395,710	(871,749)	812,136	605,327	828,720	5,282,780
Net (loss) / income for the year attributable to non-controlling interest	—	—	—	—	—	—	1,346	1,346
Other comprehensive (loss)/income	332,298	175,046	723,323	—	—	—	(17,561)	1,213,106
Other comprehensive (loss) / income attributable to owners of the parent company	332,298	175,046	723,323	—	—	—	(18,735)	1,211,932
Other comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	1,174	1,174
Comprehensive (loss)/income for the year	(5,438,014)	457,994	10,119,033	(871,749)	812,136	605,327	812,505	6,497,232
Comprehensive (loss) / income attributable to owners of the parent company	(5,438,014)	457,994	10,119,033	(871,749)	812,136	605,327	809,985	6,494,712
Comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	2,520	2,520